     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2002.


                                                                FILE NO. 2-97111
                                                               FILE NO. 811-4283
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933                      / /

                        POST-EFFECTIVE AMENDMENT NO. 26                  /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                  / /

                                AMENDMENT NO. 28                         /X/
                            ------------------------

                                SEI INDEX FUNDS

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)
                            ------------------------

                                   COPIES TO:


  Richard W. Grant, Esquire              Thomas P. Lemke, Esquire
 Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
      1701 Market Street              1111 Pennsylvania Avenue, N.W.
  Philadelphia, Pennsylvania              Washington, D.C. 20004
            19103


                            ------------------------

Title of Securities Being Registered ............. Units of Benenficial Interest

                            ------------------------

                     /X/  immediately upon filing pursuant to paragraph (b)

                     / /  on [date] pursuant to paragraph (b)

                     / /  60 days after filing pursuant to paragraph (a)

                     / /  on [date] pursuant to paragraph (a)

                    If appropriate, check the following box:

                     / /  This post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[SEI INVESTMENTS LOGO]

SEI INDEX FUNDS

S&P 500 Index Fund

Bond Index Fund

Class A

Prospectus as of
July 31, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[SEI INVESTMENTS LOGO]

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2002, includes more detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Funds at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The SEI Index Funds' Investment Company Act registration number is 811-4283.

SEI-F-096 (7/02)

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:



S&P 500 Index Fund                                                     2
------------------------------------------------------------------------
Bond Index Fund                                                        5
------------------------------------------------------------------------
More Information About Fund Investments                                9
------------------------------------------------------------------------
Investment Advisers and Sub-Adviser                                    9
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        10
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    13
------------------------------------------------------------------------
Financial Highlights                                                  14
------------------------------------------------------------------------
How to Obtain More Information About SEI Index Funds          Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. For the S&P 500 Index Fund, SEI Investments Management Corporation (SIMC) is the Adviser, and one or more Sub-Advisers manage a portion of the Fund's assets. SIMC acts as "manager of managers" for the S&P 500 Index Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. Mellon Bond Associates, LLP, serves as Adviser to the Bond Index Fund.


Each Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Funds' ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. No matter how good a job the Advisers and Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely that Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the Standard & Poor's 500 Composite
                             Index (S&P 500 Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             S&P 500 Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  32.82%
1998   28.18%
1999   20.56%
2000   -9.50%
2001  -12.30%


BEST QUARTER: 21.21% (12/31/98)



WORST QUARTER: -14.76% (9/30/01)



* The Fund's Class A Shares total return from January 1, 2002 to June 30, 2002 was -13.38%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the S&P 500 Index.



                                                            SINCE
S&P 500 INDEX FUND -- CLASS A         1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes             -12.30%  10.25%       11.61%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -12.69%   9.61%       10.86%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            -7.50%   8.19%        9.33%
-----------------------------------------------------------------
S&P 500 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                          -11.88%  10.70%       12.21%
-----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is February 28, 1996. Index returns shown from February 29, 1996.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.03%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.40%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.43%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


S&P 500 Index Fund -- Class A Shares                0.40%
---------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
S&P 500 Index Fund -- Class A
  Shares                        $   44  $   138  $   241  $    542
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

BOND INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the performance of the Lehman Aggregate
                             Bond Index (Lehman Index)

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing a specialist adviser, the Fund
    STRATEGY:                invests in investment grade fixed income
                             securities included in the Lehman Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Bond Index Fund invests exclusively in investment grade (I.E., BBB/Baa or better at the time of purchase) corporate and government fixed income securities, including mortgage-backed securities, of U.S. and foreign issuers included in the Lehman Index. The Fund's ability to replicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Adviser will hold a representative sample of the securities in the Lehman Index, selecting a limited number of issues to represent entire "classes" of securities and dividing those classes into sectors based on issuer, quality and maturity. The Adviser will purchase various types of securities in an attempt to approximate the class and sector weightings of the Lehman Index. The Fund's Adviser may sell a security that has been downgraded or whose value has otherwise been impaired. The Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the Lehman Index (currently 4.75 years).

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS


The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that the performance of the Fund may deviate from the Lehman Index. The Adviser purchases only a relatively small portion of the securities in the Lehman Index, and performance of the Fund's portfolio of securities therefore may not match that of the Lehman Index. Depending on the Adviser's approach and the size of the Fund, the representative sample of securities in the Lehman Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Lehman Index, may perform differently than other mutual funds which focus on particular fixed income market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       7

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  7.09%
1993   9.29%
1994  -3.18%
1995  17.94%
1996   2.96%
1997   9.38%
1998   8.86%
1999  -1.51%
2000  11.52%
2001   7.91%

BEST QUARTER: 5.96% (6/30/95)

WORST QUARTER: -2.89% (3/31/94)


* The Fund's Class A Shares total return from January 1, 2002 to June 30, 2002 was 3.50%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Lehman Aggregate Bond Index.



                                                                SINCE
BOND INDEX FUND -- CLASS A      1 YEAR  5 YEARS  10 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes        7.91%    7.13%      6.86%       7.63%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               5.45%    4.62%      4.36%         N/A
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 4.78%    4.45%      4.26%         N/A
---------------------------------------------------------------------
Lehman Aggregate Bond Index
  Return (reflects no
  deduction for fees,
  expenses, or taxes)***        8.42%    7.43%      7.23%       8.37%
---------------------------------------------------------------------



* The inception date of the Fund's Class A Shares is May 19, 1986. Index returns shown from May 31, 1986.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

8                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.07%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.63%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.70%*
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:


Bond Index Fund -- Class A Shares                   0.38%
---------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Bond Index Fund -- Class A
  Shares                        $   72  $   224  $   390  $    871
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       9

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Bond Index Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Bond Index Fund will do so only if its Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISERS AND SUB-ADVISER


SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE S&P 500 INDEX FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Barclays Global Fund Advisors, the Sub-Adviser of the S&P 500 Index Fund, provides security selection advice for the Fund. Mellon Bond Associates, LLP, the Adviser to the Bond Index Fund, provides security selection advice for that Fund.


Each Adviser or Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers its Fund's investment program. For the S&P 500 Index Fund, SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees of the Funds supervises the Advisers and Sub-Adviser and establishes policies that they must follow in their management activities, and oversees the hiring and termination of Sub-Advisers recommended by SIMC for the S&P 500 Index Fund. For the S&P 500 Index Fund, SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the S&P 500 Index Fund. As of June 30, 2002, SIMC had approximately $48.5 billion in assets under management. For the fiscal year ended March 31, 2002, SIMC received advisory fees, as a percentage of the S&P 500 Index Fund's average net assets, at the annual rate of 0.03%.



Mellon Bond Associates, LLP (MBA), located at 1735 Market Street, Room 610, Philadelphia, PA 19101, serves as the Adviser to the Bond Index Fund. For the fiscal year ended March 31, 2002, MBA received advisory fees, as a percentage of the Bond Index Fund's average net assets, at the annual rate of 0.07%.



Barclays Global Fund Advisors, located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the S&P 500 Index Fund.

10                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Bond Index Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

SEI INVESTMENTS / PROSPECTUS                                       11

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts at their discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class A Shares of the Funds for Class A Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.


DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees paid to SIDCo., as a percentage of average daily net assets may be up to 0.15% and 0.25%, respectively, for the S&P 500 Index and Bond Index Funds.

12                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The S&P 500 Index Fund distributes its investment income quarterly and the Bond Index Fund distributes its investment income monthly as dividends to shareholders. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fundshares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. The Bond Index Fund generally expects that its distributions, as a result of its investment objective, will consist primarily of ordinary income. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       13

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand eachFund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds'SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



FOR THE YEARS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net
                           Net Asset                Gains     Distributions      from       Asset
                            Value,       Net       (Losses)     from Net       Realized     Value,               Net Assets
                           Beginning  Investment      on       Investment       Capital     End of    Total        End of
                           of Period    Income    Securities     Income          Gains      Period  Return (1)  Period (000)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A+
----------------------------------------------------------------------------------------------------------------------------
 2002                       $35.88      $ 0.36     $  (0.46)     $ (0.39)       $    --     $35.39      (0.26)%  $  815,354
----------------------------------------------------------------------------------------------------------------------------
 2001                        46.42        0.37       (10.55)       (0.36)            --      35.88     (22.07)      962,678
----------------------------------------------------------------------------------------------------------------------------
 2000                        40.13        0.39         6.60        (0.39)         (0.31)     46.42      17.52     1,002,691
----------------------------------------------------------------------------------------------------------------------------
 1999                        34.71        0.40         5.76        (0.40)         (0.34)     40.13      18.05       687,706
----------------------------------------------------------------------------------------------------------------------------
 1998                        24.06        0.41        10.86        (0.41)         (0.21)     34.71      47.43       451,077
----------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
----------------------------------------------------------------------------------------------------------------------------
 2002                       $10.63      $ 0.62     $  (0.12)     $ (0.62)       $    --     $10.51       4.77%   $   55,345
----------------------------------------------------------------------------------------------------------------------------
 2001                        10.10        0.64         0.53        (0.64)            --      10.63      12.03        59,855
----------------------------------------------------------------------------------------------------------------------------
 2000                        10.55        0.61        (0.45)       (0.61)            --      10.10       1.62        70,501
----------------------------------------------------------------------------------------------------------------------------
 1999                        10.52        0.62         0.03        (0.62)            --      10.55       6.25        56,981
----------------------------------------------------------------------------------------------------------------------------
 1998                        10.01        0.64         0.51        (0.64)            --      10.52      11.81        43,282
----------------------------------------------------------------------------------------------------------------------------

                                                              Ratio of
                                      Ratio of    Ratio of      Net
                           Ratio of     Net       Expenses   Investment
                           Expenses  Investment  to Average    Income
                              to       Income       Net      to Average
                           Average   to Average    Assets    Net Assets  Portfolio
                             Net        Net      (Excluding  (Excluding  Turnover
                            Assets     Assets     Waivers)    Waivers)     Rate
-------------------------
S&P 500 INDEX FUND
-------------------------
CLASS A+
-------------------------
 2002                        0.40%       0.99%       0.43%       0.96%        9%
-------------------------
 2001                        0.40        0.88        0.43        0.85        12
-------------------------
 2000                        0.40        0.93        0.43        0.90         7
-------------------------
 1999                        0.40        1.11        0.44        1.07         7
-------------------------
 1998                        0.40        1.37        0.44        1.33         4
-------------------------
BOND INDEX FUND
-------------------------
CLASS A
-------------------------
 2002                        0.38%       5.81%       0.70%       5.49%       77%
-------------------------
 2001                        0.38        6.24        0.70        5.92        29
-------------------------
 2000                        0.38        6.02        0.71        5.69        47
-------------------------
 1999                        0.38        5.79        0.72        5.45        40
-------------------------
 1998                        0.38        6.22        0.78        5.82        44
-------------------------



(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.



+ On July 31, 1997 the Board of Trustees approved the renaming of the Class E shares to Class A shares.



Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO SEI INVESTMENTS]

SEI INDEX FUNDS

S&P 500 Index Fund

Class E

Prospectus as of
July 31, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



[LOGO SEI INVESTMENTS]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2002, includes detailed information about the Fund. The SAI is on file with SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:       Call 1-8OO-DIAL-SEI

By Mail:            Write to the Funds at:
                    1 Freedom Valley Drive
                    Oaks, PA 19456

By Internet:        http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The SEI Index Funds' Investment Company Act registration number is
811-4283.

SEI-F-111 (7/02)

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class E Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



Principle Investment Strategies and Risks,
  Performance Information and Expenses                                 2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
Investment Adviser and Sub-Adviser                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How to Obtain More Information About SEI Index Funds          Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.



The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY


  INVESTMENT GOAL:           Investment results that correspond to
                             the Standard & Poor's 500 Composite
                             Index (S&P 500 Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             S&P 500 Index


--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class E Shares from year to year for ten years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992    7.36%
1993    9.83%
1994    0.99%
1995   37.35%
1996   22.62%
1997   33.07%
1998   28.34%
1999   20.82%
2000   -9.35%
2001  -12.18%


BEST QUARTER: 21.26% (12/31/98)


WORST QUARTER: -14.73% (9/30/01)


* The Fund's Class E Shares total return from January 1, 2002 to June 30, 2002 was -13.29%.



This table compares the Fund's average annual total returns for Class E Shares for the periods ended December 31, 2001 to those of the S&P 500 Index.


                                                                 SINCE
S&P 500 INDEX FUND -- CLASS E    1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------
Fund Return Before Taxes        -12.18%  10.43%    12.66%       14.04%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               -12.62%   9.74%    11.47%          N/A
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                  -7.42%   8.32%    10.19%          N/A
----------------------------------------------------------------------
S&P 500 Index Return (reflects
  no deduction for fees,
  expenses, or taxes***         -11.88%  10.70%    12.93%       14.47%
----------------------------------------------------------------------


* The inception date of the Fund's Class E Shares is July 31, 1985. Index returns shown from July 31, 1985.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS


FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS E SHARES
------------------------------------------------------------------
Investment Advisory Fees                                    0.03%
------------------------------------------------------------------
Distribution (12b-1) Fees                                    None
------------------------------------------------------------------
Other Expenses                                              0.50%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                      0.53%*
------------------------------------------------------------------
------------------------------------------------------------------


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



S&P 500 Index Fund -- Class E Shares                0.25%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
S&P 500 Index Fund -- Class E
  Shares                        $   54  $   170  $   296  $    665
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2002, SIMC had approximately $48.5 billion in assets under management. For the fiscal year ended March 31, 2002, SIMC received advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.03%.



Barclays Global Fund Advisors located at 45 Fremont Street, San Francisco, California 94105, serves as the Sub-Adviser to the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class E Shares of the Fund. The Fund offers Class E Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class E Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SEI INVESTMENTS / PROSPECTUS                                       7

MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $5,000,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class E Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class E Shares.


For Class E Shares, shareholder servicing fees paid to SIDCo., as a percentage of average daily net assets, may be up to 0.25%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS



The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class E Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



FOR THE YEARS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Net Realized
                                                      and                      Distributions   Net
                           Net Asset               Unrealized   Distributions      from       Asset
                            Value,       Net         Gains        from Net       Realized     Value,              Net Assets
                           Beginning  Investment  (Losses) on    Investment       Capital     End of    Total       End of
                           of Period    Income     Securities      Income          Gains      Period  Return(1)  Period (000)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------

CLASS E+
-----------------------------------------------------------------------------------------------------------------------------
 2002                       $35.97      $0.43       $  (0.46)      $ (0.45)       $    --     $35.49     (0.07)%  $1,194,588
-----------------------------------------------------------------------------------------------------------------------------
 2001                        46.54       0.44         (10.59)        (0.42)            --      35.97    (21.97)    1,593,253
-----------------------------------------------------------------------------------------------------------------------------
 2000                        40.23       0.45           6.62         (0.45)         (0.31)     46.54     17.79     2,055,361
-----------------------------------------------------------------------------------------------------------------------------
 1999                        34.77       0.57           5.68         (0.45)         (0.34)     40.23     18.29     1,606,449
-----------------------------------------------------------------------------------------------------------------------------
 1998                        24.10       0.45          10.88         (0.45)         (0.21)     34.77     47.62     1,300,924
-----------------------------------------------------------------------------------------------------------------------------

                                                               Ratio of Net
                                        Ratio of    Ratio of    Investment
                            Ratio of      Net       Expenses    Income to
                            Expenses   Investment  to Average  Average Net
                               to      Income to   Net Assets     Assets     Portfolio
                            Average     Average    (Excluding   (Excluding   Turnover
                           Net Assets  Net Assets   Waivers)     Waivers)      Rate
-------------------------
S&P 500 INDEX FUND
-------------------------
CLASS E+
-------------------------
 2002                          0.25%       1.14%       0.53%       0.86%          9%
-------------------------
 2001                          0.25        1.03        0.53        0.75          12
-------------------------
 2000                          0.25        1.07        0.52        0.80           7
-------------------------
 1999                          0.25        1.26        0.54        0.97           7
-------------------------
 1998                          0.25        1.55        0.54        1.26           4
-------------------------



(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.



+ On July 31, 1997 the Board of Trustees approved the renaming of the Class A shares to Class E shares.



Amounts designated as "--" are either $0 or have been rounded to $0.

[LOGO SEI INVESTMENTS]

SEI INDEX FUNDS

S&P 500 Index Fund

Class I Shares

Prospectus as of
July 31, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO SEI INVESTMENTS]


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2002, includes more detailed information about SEI Index Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address:
publicinfo@sec.gov.

The SEI Index Funds' Investment Company Act registration number is
811-4283.

SEI-F-112 (7/02)

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class I Shares of the S&P 500 Index Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:



Principal Investment Strategies and Risks,
Performance Information and Expenses                                   2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
Investment Adviser and Sub-Adviser                                     5
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                         6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How to Obtain More Information About SEI Index Funds          Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.


The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. No matter how good a job the Adviser and Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the Standard & Poor's 500 Composite
                             Index (S&P 500 Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             S&P 500 Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   32.82%
1998   28.18%
1999   20.56%
2000   -9.50%
2001  -12.30%


BEST QUARTER: 21.21% (12/31/98)



WORST QUARTER: -14.76% (9/30/01)



*The Fund's Class A Shares total return from January 1, 2002 to June 30, 2002 was -13.38%.


AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the S&P 500 Index.


                                                            SINCE
S&P 500 INDEX FUND -- CLASS A         1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Fund Return Before Taxes             -12.30%  10.25%       11.61%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -12.69%   9.61%       10.86%
-----------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                            -7.50%   8.19%        9.33%
-----------------------------------------------------------------
S&P 500 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                          -11.88%  10.70%       12.21%
-----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is February 28, 1996. Index returns shown from February 29, 1996.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.03%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.75%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.78%**
------------------------------------------------------------------
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator and Distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



S&P 500 Index Fund -- Class I Shares                0.65%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
S&P 500 Index Fund -- Class I
  Shares                        $   80  $   249  $   433  $    966
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises, and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, and establishes policies that they must follow in their management activities, and oversees the hiring and termination the of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2002, SIMC had approximately $48.5 billion in assets under management. For the fiscal year ended March 31, 2002, SIMC received advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.03%.



Barclays Global Fund Advisors located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Fund. The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).


When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SEI INVESTMENTS / PROSPECTUS                                       7

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class I Shares of the Fund for Class I Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.


DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the Fund. SIDCo. receives no compensation for distributing the Fund's Class I Shares.



For Class I Shares, shareholder servicing fees, as a percentage of average daily net assets may be up to 0.25%. SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class I shares of the Fund. SIDCo. has no current intention to discontinue this voluntary fee waiver.


For Class I Shares, administrative service fees, as a percentage of daily net assets, may be up to 0.25%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.



MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class A Shares of the Fund. Since Class I Shares are invested in the same portfolio of securities, returns for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen, LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



FOR THE YEARS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net
                           Net Asset               Gains or   Distributions      from       Asset
                            Value,       Net       (Losses)     from Net       Realized     Value,              Net Assets
                           Beginning  Investment      on       Investment       Capital     End of    Total       End of
                           of Period    Income    Securities     Income          Gains      Period  Return(1)  Period (000)
---------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
---------------------------------------------------------------------------------------------------------------------------

CLASS A+
---------------------------------------------------------------------------------------------------------------------------
 2002                       $35.88      $0.36      $  (0.46)     $ (0.39)       $   --      $35.39     (0.26)%  $  815,354
---------------------------------------------------------------------------------------------------------------------------
 2001                        46.42       0.37        (10.55)       (0.36)           --       35.88    (22.07)      962,678
---------------------------------------------------------------------------------------------------------------------------
 2000                        40.13       0.39          6.60        (0.39)        (0.31)      46.42     17.52     1,002,691
---------------------------------------------------------------------------------------------------------------------------
 1999                        34.71       0.40          5.76        (0.40)        (0.34)      40.13     18.05       687,706
---------------------------------------------------------------------------------------------------------------------------
 1998                        24.06       0.41         10.86        (0.41)        (0.21)      34.71     47.43       451,077
---------------------------------------------------------------------------------------------------------------------------

                                                              Ratio of
                                                                Net
                           Ratio of   Ratio of    Ratio of   Investment
                           Expenses     Net       Expenses   Income to
                              to     Investment  to Average   Average
                           Average   Income to   Net Assets  Net Assets  Portfolio
                             Net      Average    (Excluding  (Excluding  Turnover
                            Assets   Net Assets   Waivers)    Waivers)     Rate
-------------------------
S&P 500 INDEX FUND
-------------------------
CLASS A+
-------------------------
 2002                        0.40%       0.99%       0.43%       0.96%       9%
-------------------------
 2001                        0.40        0.88        0.43        0.85       12
-------------------------
 2000                        0.40        0.93        0.43        0.90        7
-------------------------
 1999                        0.40        1.11        0.44        1.07        7
-------------------------
 1998                        0.40        1.37        0.44        1.33        4
-------------------------



(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.



+ On July 31, 1997 the Board of Trustees approved the renaming of the Class E shares to Class A shares.



Amounts designated as "--" are either $0 or have been rounded to $0.

                                SEI INDEX FUNDS

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

  SEI Investments Management Corporation
  Mellon Bond Associates, LLP
  Barclays Global Fund Advisors

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Index Funds (the "Trust") and should be read in conjunction with the Trust's Class A, Class E and Class I Shares Prospectuses dated July 31, 2002. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined herein shall have the respective meanings set forth in the Prospectus.

    The Trust's financial statements for the fiscal year ended March 31, 2002, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference to the Trust's 2002 Annual Report. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.

                               TABLE OF CONTENTS

The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-5
Investment Limitations......................................    S-14
The Administrator and Transfer Agent........................    S-16
The Advisers and Sub-Adviser................................    S-17
Distribution, Shareholder Servicing and Administrative
  Servicing.................................................    S-18
Trustees and Officers of the Trust..........................    S-19
Performance.................................................    S-23
Purchase and Redemption of Shares...........................    S-26
Taxes.......................................................    S-27
Portfolio Transactions......................................    S-30
Description of Shares.......................................    S-32
Limitation of Trustees' Liability...........................    S-32
Code of Ethics..............................................    S-33
Voting Rights...............................................    S-33
Shareholder Liability.......................................    S-33
Control Persons and Principal Holders of Securities.........    S-34
Custodian...................................................    S-35
Experts.....................................................    S-35
Legal Counsel...............................................    S-35
Appendix....................................................    S-36

July 31, 2002

                                   THE TRUST

    SEI Index Funds (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 6, 1985. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and separate classes of series. Except for differences between Class A, Class E and Class I shares of the S&P 500 Index Fund pertaining to shareholder servicing and administrative servicing plans, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. This Statement of Additional Information relates to the Trust's S&P 500 Index Fund and the Bond Index Fund (the "Funds").

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

    The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the S&P 500 Composite Stock Price Index (the "S&P 500 Index") to track general stock market performance. S&P's only relationship to the licensee, the Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the licensee or the Fund. S&P has no obligation to take the needs of the licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                       INVESTMENT OBJECTIVES AND POLICIES

    S&P 500 INDEX FUND--The S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index, which is comprised of 500 selected securities (most of which are common stocks listed on the New York Stock Exchange ("NYSE")).

    The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

    The Fund will normally be invested in index stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

    The weightings of securities in the S&P 500 Index are based on each security's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 65% of the market value of all U.S. common stocks listed on the NYSE.

    Barclays Global Fund Advisors ("BGFA"), the Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of BGFA, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, BGFA may exercise discretion in determining whether to exercise warrants or rights issued in respect to fund securities or whether to tender fund securities pursuant to a tender or exchange offer.

    The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may also purchase shares of real estate investment trusts ("REITs").

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500 Index--that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

    BOND INDEX FUND--The Bond Index Fund currently seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Aggregate Bond Index (the "Lehman Index"), which tracks the performance of debt securities. The Lehman Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade or higher by one or more nationally recognized statistical ratings organizations ("NRSROs"). All issues have at least one year to maturity and an outstanding par value of at least $100 million. Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust. Inclusion of a security in the Lehman Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

    In seeking to generate results that correspond to the performance of the Lehman Index, the Fund will invest in the following obligations: (i) debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) investment-grade debt obligations issued by U.S. corporations; (iii) debt obligations issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies;
(iv) mortgage-backed securities, including conventional 15- and 30-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages; (v) asset-backed securities; and (vi) any other issues that are included in the Lehman Index.

    Fixed income securities in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Debt securities rated BBB or Baa lack outstanding investment characteristics and have speculative characteristics as well. In the event that a security held by the Fund is downgraded below investment grade, the adviser will promptly review the situation and take appropriate action.

    If an obligation which is included in the Lehman Index on the first day of the month ceases to meet any of the qualifications for inclusion in the Lehman Index during that month, the obligation remains in the Lehman Index through the end of that month and then is eliminated from the Lehman Index. Mellon Bond Associates, LLP ("MBA"), the Fund's investment adviser, will monitor portfolio securities in order to determine whether any of these obligations have ceased to qualify for inclusion in the Lehman Index. If an obligation has ceased to qualify for inclusion in the Lehman Index as a result of: (i) a lowered investment rating, (ii) an aggregate outstanding principal amount of less than $100 million, or (iii) a remaining maturity that no longer exceeds one year (collectively, "Ineligible Obligations"), the investment adviser may either undertake to sell such Ineligible Obligations as quickly as is financially prudent, which may be prior to or later than the time that obligation is removed from the Lehman Index, or may determine to retain the security. To the extent that the investment adviser determines to retain Ineligible Obligations, such Ineligible Obligations, together with cash and money market instruments, will not exceed 20% of the Fund's net assets. Although the Fund retains the right to invest up to 20% of its net assets in Ineligible Obligations, cash and money market instruments, these items are expected to constitute less than 10% of the net assets of the Fund. Obligations held by the Fund that became Ineligible Obligations as a result of being rated below investment grade (which securities are often referred to as "junk bonds") will not constitute more than 5% of the Fund's net assets. In addition, cash holdings will not exceed 5% of the Fund's net assets. In addition, obligations that become eligible for inclusion in the Lehman Index during a particular month generally will not actually be included in the Lehman Index until the next month. However, the Fund may elect to purchase any such obligation and deem it to be included in the Lehman Index once it becomes eligible.

    The Fund generally will not hold all of the individual issues which comprise the Lehman Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Index, selecting issues to represent entire "classes" or types of securities in the Lehman Index. Obligations included in the Lehman Index have been categorized by MBA into sectors which have been organized on the basis of type of issuer, and then further classified by quality and remaining maturities. The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses, and the capability of MBA to select a representative sample of the securities included in the Lehman Index. To the extent that the size of the Fund's assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels.

    The Fund may invest in restricted securities, including Rule 144A securities, included in the Lehman Index.

GENERAL

    Each Fund may lend a portion of its assets to qualified institutions for the purpose of realizing additional income. Each Fund may invest in illiquid securities; however, not more than 10% of the total assets of each Fund will be invested in such instruments. The Funds may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipts underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES (NON-MORTGAGE)--Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust or corporation, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the investment adviser or sub-adviser determines they are suitable.

    BANK OBLIGATIONS--The Funds may invest in bank obligations of U.S. commercial banks or savings and loan institutions, including certificates of deposit, time deposits and bankers' acceptances. A time deposit is an account containing a currency balance pledged to remain at a particular bank for a specified period in return for payment of interest. A bankers' acceptance is a bill of exchange guaranteed by a bank or trust company for payment within one to six months. Bankers' acceptances are used to provide manufacturers and exporters with capital to operate between the time of manufacture or export and payment by the purchaser. A certificate of deposit is an interest-bearing instrument with a specific maturity issued by a bank or savings and loan institution in exchange for the deposit of funds that normally can be traded in the secondary market prior to maturity.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations. The market value of the fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

    Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

    FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. The Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to different accounting treatment and engage in business practices different from domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    Some securities issued by foreign governments or their subdivisions, agencies or instrumentalities may not be backed by the full faith and credit of the foreign government.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of Trust's Board of Trustees, the advisers or sub-adviser determine the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the adviser or sub-advisers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

    JUNK BONDS--Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

    MONEY MARKET INSTRUMENTS--Money market instruments are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations that issue high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    MORTGAGE BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

    The Bond Index Fund may purchase securities representing interests in mortgage pools guaranteed by U.S. Government agencies or instrumentalities, including Government National Mortgage Association ("GNMA"), Fannie Mae and Federal Home Loan Mortgage Corporation ("FHLMC"), conventional mortgage-pass through obligations, and Federal Housing Administration-insured mortgage pools.

    GOVERNMENT PASS-THROUGH SECURITIES--These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA is a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then prevailing interest rate.

    Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE PASS-THROUGH SECURITIES--These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporate entity. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS--CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs--A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs")--SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    REAL ESTATE INVESTMENT TRUSTS ("REITs")--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent on financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund may enter into repurchase agreements only with financial institutions that its adviser deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. Each investment adviser or sub-adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss if the Fund is treated as an unsecured creditor.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, any sub-investment adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    STOCK INDEX FUTURES--A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by earmarking or segregating an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

    The S&P 500 Index Fund may invest in stock index futures. No price is paid upon entering into futures contracts. Instead, a Fund is required to earmark or segregate an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, call "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the index multiplied by 500 times the number of contracts held.

    The Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future not to the current level of the underlying instrument; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and the futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. The Fund will not engage in transactions in futures contracts for speculative purposes.

    TRACKING ERROR RISK--Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund which will have expenses such as taxes, custody, management fees and other operational costs, including brokerage fees, and may not achieve its investment objective of accurately correlating to an index.

    U.S. GOVERNMENT SECURITIES--The Funds may invest in U.S. Government Securities, which include bills, notes and bonds issued by the U.S. Treasury, obligations issued or guaranteed by agencies of the U.S. Government including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority and obligations issued or guaranteed by instrumentalities of the U.S. Government including, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities) and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--The Bond Index Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. It is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Purchasing obligations on a when-issued basis is a form of leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act (the "1933 Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

                             INVESTMENT LIMITATIONS

Neither Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

 2. Purchase any securities which would cause more than 25% of the Fund's total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before making additional investments for that Fund, and any interest paid on such borrowings will reduce the Fund's income.

 4. Make loans, except that each Fund (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets, (ii) may engage in securities lending as described in this Prospectus, and (iii) may purchase or hold debt instruments in accordance with its investment objectives and policies.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectus in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan and, as to the S&P 500 Index Fund, in connection with stock index futures trading as provided in the Prospectuses and this Statement of Additional Information.

 6. Invest in companies for the purpose of exercising control.

 7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, a Fund may purchase (i) obligations issued by companies which invest in real estate, commodities or commodities contracts, and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

15. Invest in interests in oil, gas or other mineral exploration or development programs.

16. Purchase restricted securities (securities which must be registered under the 1933 Act before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    The foregoing percentages and percentage limitations (except the limitation on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations are fundamental policies of the Trust and may not be changed without shareholder approval.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

    The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or
(e) as to any Fund or the Trust, effective upon the liquidation of such Fund or the Trust, as the case may be.

    If operating expenses of either Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended March 31, 2000, 2001, and 2002, the Funds paid fees to the Administrator as follows:

                                                  FEES PAID (000)                 FEE WAIVERS (000)
                                           ------------------------------   ------------------------------
FUND                                         2000       2001       2002       2000       2001       2002
----                                       --------   --------   --------   --------   --------   --------
S&P 500 Index Fund.......................   $4,965     $6,558     $4,567      $705       $875       $622
Bond Index Fund..........................   $  170     $  228     $  153      $ 52       $ 48       $ 37

                          THE ADVISERS AND SUB-ADVISER

    SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 7 investment companies, including more than 37 funds, with more than $48.5 billion in assets under management as of June 30, 2002.

    SIMC is the investment adviser for the S&P 500 Index Fund, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the sub-advisers under all such sub-advisory agreements for the Fund. The Fund will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

    As adviser to the S&P 500 Index Fund, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, Barclays Global Fund Advisors ("BGFA" or the "Sub-Adviser") is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. BGFA also is responsible for managing its employees who provide services to the Fund. Sub-advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC evaluates sub-adviser performance, and oversees sub-adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUND DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    BGFA, the sub-adviser to the S&P 500 Index Fund, is a direct subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to a fee for its invesment sub-advisory services which is based on the average monthly market value of the assets of the fund.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of .03% of the average daily net assets of the S&P 500 Index Fund. For the fiscal year ended March 31, 2000, 2001, and 2002, the S&P 500 Index Fund paid adviser fees of $773,306 after a fee waiver of $0, $894,135 after a fee waiver of $0, and $705,246 after a fee waiver of $0, respectively, to SIMC.

    Mellon Bond Associates, LLP ("MBA") serves as the investment adviser to the Bond Index Fund. MBA is a limited liability partnership, which is majority owned by its limited partner, Mellon Bank, N.A. Mellon Bank, N.A., is in turn a wholly-owned subsidiary of Mellon Financial Corporation. MBA has been serving as the adviser to the Bond Index Fund since October 2, 1995.

    For its advisory services, MBA is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of .07% of the average daily net assets of the Bond Index Fund. For the fiscal years ended March 31, 2000, 2001, and 2002, MBA received fees of $44,222, $45,638, and $38,048, respectively, from the Bond Index Fund.

    Each investment advisory and sub-advisory agreement (each an "Investment Advisory Agreement") provides that the adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser, or by the adviser on 90 days' written notice to the Trust.

        DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement is renewable annually and may be terminated by the Distributor, a majority vote of the Trustees who are not parties to the Distribution Agreement or an "interested person" (as the term is defined in the 1940 Act) or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. No compensation is paid to the Distributor under the Distribution Agreement.

    The Trust has adopted shareholder servicing plans for the Class A, Class E and Class I shares (each a "Service Plan" and, collectively, the "Service Plans"). Under the Service Plans for Class A and Class E shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Service Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. The Trust has adopted an administrative servicing plan for the Class I shares ("Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

    Certain institutions may also charge separate fees for related services. It is possible that an institution may offer different classes of shares to its customers and thus receive compensation with respect to different classes. Certain Class A, Class E and Class I shareholders offering shares to their customers may be required to register as dealers pursuant to state laws.

                       TRUSTEES AND OFFICERS OF THE TRUST

    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

    MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1985)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1985)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1985)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance

Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian Group, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Advisers and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers and sub-adviser. The Trustees use this information, as well as other information that the advisers, the sub-adviser and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

    Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser and sub-adviser about: (a) the quality of the advisers' and sub-adviser's investment management and other services; (b) the advisers' and sub-adviser's investment management personnel; (c) the advisers' and sub-adviser's operations and financial condition; (d) the advisers' and sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that each adviser and sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of each adviser's and sub-adviser's profitability from its Fund-related operations; (h) the advisers' and sub-adviser's compliance systems; (i) the advisers' and sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the advisers' and sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

    At the meeting, representatives from each adviser and sub-adviser presented additional oral and written information to the Board to help the Board evaluate the advisers' and sub-adviser's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the advisers' and sub-adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of the Advisory Agreement for another year in consideration that (i) the terms of the Advisory Agreement are fair and reasonable and (ii) SIMC's fees are reasonable in light of the services that SIMC provides to the Funds.

    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                      AGGREGATE DOLLAR RANGE OF SHARES
NAME                          DOLLAR RANGE OF FUND SHARES (FUND)*             (FUND COMPLEX)*
----                         --------------------------------------   --------------------------------
Nesher.....................  $10,001 - $50,000 (S&P 500 Index Fund)           Over $100,000
Doran......................                   None                                None
Gooch......................                   None                            Over $100,000
Storey.....................                   None                                None
Sullivan...................                   None                                None
Greco......................                   None                                None

------------------------

 *Valuation date is December 31, 2001.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                           PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                             AGGREGATE      BENEFITS ACCRUED AS     BENEFITS UPON     FROM THE TRUST AND
NAME                        COMPENSATION   PART OF FUND EXPENSES      RETIREMENT        FUND COMPLEX*
----                        ------------   ---------------------   ----------------   ------------------
Nesher....................    $       0             N/A                  N/A               $      0
Doran.....................    $       0             N/A                  N/A               $      0
Gooch.....................    $4,321.41             N/A                  N/A               $124,825
Storey....................    $4,321.41             N/A                  N/A               $124,825
Sullivan..................    $4,321.41             N/A                  N/A               $124,825
Greco.....................    $4,321.41             N/A                  N/A               $124,825

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

    Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Expedition Funds, First Focus Funds, Inc., HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by the Distributor.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1985)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1985)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:
                              6
        Yield = 2[((a-b)/cd +1)- 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended March 31, 2002 were as follows:

FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  S&P 500 Index Fund........................................     1.01%
  Bond Index Fund...........................................     5.46%

CLASS E
  S&P 500 Index Fund........................................     1.16%

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D)= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P(1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following

Funds was as follows for the one-year, five-year, ten-year and since inception periods ended March 31, 2002.

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                     ------------------------------------------------------
FUND (INCEPTION DATE)                                  ONE YEAR      FIVE YEAR   TEN YEAR   SINCE INCEPTION
---------------------                                -------------   ---------   --------   ---------------
S&P 500 INDEX FUND
  CLASS A (02/28/1996) before taxes................         -0.26%     9.73%       *             11.13%
  CLASS E (07/31/1985) before taxes................         -0.07%     9.91%      12.98%         13.82%
  CLASS I before taxes.............................       *            *           *            *
  fund returns after-tax on distributions**........         -0.56%     9.25%      11.81%           N/A
  fund returns after-tax on distributions and
    redemption**...................................         -0.05%     7.90%      10.50%           N/A

BOND INDEX FUND
  CLASS A (05/19/1986) before taxes................          4.77%     7.22%       6.98%          7.49%
  fund returns after-tax on distributions..........          2.44%     4.72%       4.47%           N/A
  fund returns after-tax on distributions and
    redemption.....................................          2.90%     4.54%       4.37%           N/A

------------------------

*   Not in operation during period.

** After-tax returns are shown for Class E Shares only. After-tax returns for other classes will vary.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method. Pricing services may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Pricing services may also provide market quotations. The procedures of pricing service and their valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the NYSE is open for business ("a Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price.

    Shares of a Fund may be purchased in exchange for securities included in that Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.

    SEI Management will not accept securities for a Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the Shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, SEI Management, the Distributor and/or the Custodian is not open for business. The NYSE will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

                                     TAXES

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Certain legislation proposed at the time of writing and afterwards, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

    The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

QUALIFICATION AS A RIC

    Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) and 90% of its net tax-exempt interest income, if any (the excess of its tax-exempt interest income over certain deductions attributable to that income), ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and
(iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers that are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute to its shareholders by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year). Each Fund intends to make sufficient distributions to avoid liability for the federal excise taxes, but can make no assurances that all such taxes will be eliminated.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Although each Fund intends to distribute substantially all of its net investment income and net realized capital gains for any taxable (I.E., fiscal) year, a Fund will be subject to Federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders. In such case, a dividends received deduction is available to corporate shareholders, subject to certain limitations. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

TAX STATUS OF DISTRIBUTIONS

    Dividends from a Fund's net investment income will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Dividends paid by the S&P 500 Index Fund will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations; however, dividends received by a corporate shareholder which qualify for the dividends-received deduction may be subject to the alternative minimum tax.

    Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If a Fund distributes its net capital gains to shareholders, such gains will not qualify for the dividends received deduction, and they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares. Conversely, if a Fund elects to retain its net capital gains, such Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In this event, it is expected that a Fund will elect to have its shareholders treated as having received a distribution of such gains, with the result that they will be required to report such gains on their federal income tax returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

    All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

    A Fund will be required in certain cases to withhold, at the applicable withholding rates, the amount withheld from and remit to the United States Treasury any amounts subject to withholding on distributions payable to any individual or non-corporate shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service ("IRS"), or (3) who has failed to provide a Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

    The S&P 500 Index Fund may invest in stock index futures. The use of stock index futures contracts involves specialized and complex income tax rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund and thereby affect the amount and proportion of income that will be available for distribution as dividends or capital gain distributions.

    Stock index futures contracts held by the Fund at the end of each taxable year will be required to be "marked to market" for Federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains and losses recognized on other futures contracts sold by the Fund during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund may elect to exclude certain hedging transactions from the mark-to-market rule. Gain from hedging transactions is treated as ordinary income.

    The Trust has obtained a private letter ruling from the Internal Revenue Service confirming that the income and assets attributable to transactions in stock index futures contracts qualify under the above-described income and asset tests applicable to RICs.

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

    For purposes of the Distribution Requirement (as well as for other purposes) the Bond Index Fund will be required to treat any recognized market discount on debt obligations which it holds as interest income. Generally, market discount is the amount by which the stated redemption price of a bond exceeds the amount paid by a purchaser of the bond (most common where the value of a bond decreases after original issue as a result of a decline in the creditworthiness of the issuer or an increase in prevailing interest rates). Generally, market discount is recognized on the disposition, or receipt of any principal payment, with respect to a bond bearing market discount, by treating a portion of the proceeds as interest income. The application of these rules (and the rules regarding original issue discount) to debt obligations held by the Bond Index Fund could affect (i) the amount and timing of distributions to shareholders and (ii) the ability of the Fund to satisfy the Distribution Requirement.

    Investment income received by the Bond Index Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Bond Index Fund will not be able to elect to treat its shareholders as having paid their proportionate share of such taxes for foreign tax purposes.

STATE TAXES

    Neither Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. The Bond Index Fund may invest in U.S. government securities. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Since state and local tax consequences may differ from the federal income tax consequences discussed above, shareholders are urged to consult their tax advisers on state and local tax matters.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, each investment adviser or sub-adviser is responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While each investment adviser or sub-adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers or sub-adviser may select a broker based upon brokerage or research services provided to the advisers or sub-adviser. The advisers or sub-adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers and sub-adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or sub-adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers and sub-adviser will be in addition to and not in lieu of the services required to be performed by the Funds' advisers and sub-adviser under the Investment Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers or sub-adviser are not reduced as a result of the receipt of research services.

    In some cases an adviser or sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser or sub-adviser faces a potential conflict of interest, but the adviser or sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market and generally do not involve either brokerage commissions or transfer taxes. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each investment adviser or sub-adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

    Each Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    It is not the Trust's practice to allocate brokerage or principal business to brokers or dealers on the basis of sales of its shares through such intermediary brokers or dealers. However, each investment adviser or sub-adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    It is expected that the Funds' turnover rate will normally not exceed 100% for any Fund. A Fund turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

    The portfolio turnover rate for the S&P 500 Index Fund for the fiscal years ending March 31, 2000, 2001, and 2002 were 7%, 12%, and 9%, respectively. The portfolio turnover rate for the Bond Index Fund for the fiscal years ending March 31, 2000, 2001, and 2002 were 47%, 29%, and 77%, respectively.

    For the fiscal years ended March 31, 2000, 2001, and 2002, the S&P 500 Index Fund paid brokerage commissions of $132,041.69, $219,080, and $325,290, respectively. For the fiscal years ended March 31, 2000 and 2001, the Bond Index Fund paid no brokerage commissions. For the fiscal year ended March 31, 2002, the Bond Index Fund paid brokerage commissions of $594.64.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of March 31, 2002, the Trust held the following securities:

FUND                                             NAME OF ISSUER       TYPE OF SECURITY   AMOUNT (000)
----                                          ---------------------   ----------------   ------------
S&P 500 INDEX FUND..........................      Bear Sterns              Equity           $ 1,124
                                                Lehman Brothers            Equity           $ 2,931
                                                 Merrill Lynch             Equity           $ 8,929
                                                 Morgan Stanley            Equity           $11,976
                                                 Merrill Lynch               Debt           $21,071
                                                 Charles Schwab            Equity           $ 3,409
                                                 Morgan Stanley              Debt           $   100
BOND INDEX FUND.............................     Morgan Stanley              Debt           $   385
                                                  Bear Sterns                Debt           $   210
                                                 Goldman Sachs               Debt           $   104
                                              Salomon Smith Barney           Debt           $   133

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in such Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the investment advisers, sub-adviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                 VOTING RIGHTS

    Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but aproval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers:

NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
S&P 500 INDEX FUND--CLASS A

SEI Private Trust Company                                        18,444,331           82.85%
One Freedom Valley Drive
Oaks, PA 19403

BOND INDEX FUND--CLASS A

Bank of Stockton                                                  1,328,588           23.93%
Trust Department
P.O. Box 1110
Stockton, CA 95201-1110

SEI Private Trust Company                                           992,324           17.79%
One Freedom Valley Road
Oaks, PA 19403

Nabank & Co.                                                        638,522           11.45%
Attn: Record Keeping
P.O. Box 2180
Tulsa, OK 74101-2180

SEI Private Trust Company                                           386,377            6.96%
Attn: Ian Weiss
One Freedom Valley Drive
Oaks, PA 19456

S&P 500 INDEX FUND--CLASS E

Nationwide Life Insurance Company                                 2,318,060            7.22%
Nationwide GPVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

SEI Private Trust Company                                         4,493,954           13.99%
One Freedom Valley Road
Oaks, PA 19403

Nationwide Life Insurance Company                                 4,448,898           13.85%
c/o NACO - IPO Portfolio Accounting
Attn: Denise Bradley
P.O. 182029
Columbus, OH 43218

NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
Nationwide Life Insurance Company                                 1,671,262            5.20%
Nationwide DCVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Northern Trust                                                    2,177,995            6.78%
FBO Harnischfeger Master Retirement
50 S. Lasalle
Chicago, IL 60675-0001

                                   CUSTODIAN

    First Union National Bank ("First Union"), the custodian for the Funds, holds cash, securities and other assets of the Trust as required by the 1940 Act. The principal business address of First Union is Institutional Custody Group-PA4942, 123 S. Broad St., Philadelphia, PA 19109.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                                    APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

------------------------

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c     The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS
TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

    The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

    Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                                                    SEI-F-047-09

                                SEI INDEX FUNDS
                        POST-EFFECTIVE AMENDMENT NO. 24
                           PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS:


(a)(1) Declaration of Trust originally filed as Exhibit (1) with Registrant's Registration Statement on Form N-1A
          (File No. 2-97111) filed with the Securities and Exchange
          Commission ("SEC") on April 17, 1985 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective
          Amendment No. 20 filed with the SEC on July 29, 1997.

(a)(2)  Written Instrument Amending the Agreement and Declaration of
          Trust dated April 8, 1987 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment
          No. 20 filed with the SEC on July 29, 1997.

(a)(3)  Written Instrument Amending the Declaration of Trust dated
          December 23, 1988 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 20 filed with the SEC on July 29, 1997.

(b)(1)  By-Laws originally filed as Exhibit (2) with Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on April 17, 1985 are incorporated herein by reference to Exhibit (2)(a) of Post-Effective
          Amendment No. 20 filed with the SEC on July 29, 1997.

(b)(2) Amended By-Laws are incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 20 to
          Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on July 29, 1997.

(b)(3) Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
          No. 25 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          July 27, 2001.

(d)(1)  Investment Administration Agreement with Manufacturers
          National Bank of Detroit, dated July 25, 1986, as originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on July 11, 1990 is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 20 filed with the SEC on
          July 29, 1997.

(d)(2)  Investment Administration Agreement with Woodbridge Capital
          Management, Inc. as originally filed with Post-Effective
          Amendment No. 15 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          July 29, 1993 is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 19 filed with the SEC on May 31, 1996.

(d)(3) Investment Advisory Agreement with World Asset Management is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 17 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1995.

(d)(4) Investment Advisory Agreement with Mellon Bond Associates is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(d)(5) Form of Amended and Restated Investment Advisory Agreement by and between SEI Index Funds and World Asset Management, dated December 9, 1996, is incorporated herein by reference to Exhibit (5)(e) of Post-Effective Amendment
          No. 20 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          July 29, 1997.

(d)(6)  Investment Advisory Agreement by and between S&P 500 Index
          Fund and SEI Investments Management Corporation, dated
          November 18, 1998, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 23 of the
          Registrant's Registration Statement on Form N-1A (File No.
          2-97111) filed with the SEC on July 29, 1999.

(d)(7)  Investment Sub-Advisory Agreement by and between SEI
          Investments Management Corporation and World Asset
          Management, LLC, dated November 18, 1998, is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 23 of the Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 29, 1999.

(d)(8)  Investment Sub-Advisory Agreement by and between SEI
          Investments Management Corporation and Barclays Global
          Fund Advisors, dated January 10, 2002, is filed herewith.

(e)(1) Distribution Agreement with SEI Financial Services Company as originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on July 12, 1985 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 19 filed with the SEC on
          May 31, 1996.

(e)(2)  Amended and Restated Distribution Agreement with SEI
          Financial Services Company is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment
          No. 18 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          December 28, 1995.

(f)     Not Applicable

(g)(1)  Custodian Agreement with Manufacturers National Bank of
          Detroit as originally filed with Pre-Effective Amendment
          No. 2 to Registrant's Registration Statement on Form N-1A
          (File No. 2-97111) filed with the SEC on July 12, 1985 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 20 filed with the SEC on
          July 29, 1997.

(g)(2) Amendment to the Custodian Agreement, dated January 3, 1986, is herein incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 21 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 29, 1998.

(g)(3)  Custodian Agreement with First Union National Bank dated   ,
          2002 is filed herewith.

(h)(1)  Management Agreement by and between TrustFunds Equity Index
          Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(2)  Management Agreement by and between TrustFunds Equity Index
          Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(3) Class A Shareholder Service Plan and Agreement is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(4) Class E Shareholder Service Plan and Agreement is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(5)  Consent to Assignment and Assumption of the Administration
          Agreement between the Trust and SEI Financial Management
          Corporation to SEI Fund Management is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment
          No. 23 of the Registrant's Registration Statement on Form
          N-1A (File No. 2-97111) filed with the SEC on July 29,
          1999.

(h)(6) Class I Shareholder Service Plan and Agreement is filed herewith.

(h)(7) Class I Administrative Service Plan and Agreement is filed herewith.

(i)     Opinion and Consent of Counsel is filed herewith.

(j)     Not Applicable

(k)     Not Applicable

(l)     Not Applicable

(m)(1) Distribution Plan with SEI Financial Services Company as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on June 14, 1985 is incorporated herein by reference to Exhibit (15)(a) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(m)(2) Distribution Plan is incorporated herein by reference to Exhibit (15)(b) of Post-Effective Amendment No. 18 to
          Registrant's Registration Statement on Form N-1A
          (File No. 2-97111) filed with the SEC on December 28,
          1995.

(m)(3) Amended and Restated Class E Distribution Plan is incorporated herein by reference to Exhibit (15)(c) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(n)     Not Applicable

(o)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (18)(a) of Post-Effective Amendment No. 18 to
          Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on December 28, 1995.

(o)(2) Amendment No. 1 to Rule 18f-3 Plan relating to Class A and E shares is incorporated herein by reference to Exhibit (18)(b) of Post-Effective Amendment No. 19 to
          Registrant's Registration Statement on Form N-1A (File No.
          2-97111) filed with the SEC on May 31, 1996.

(o)(3) Certificate of Class Designation relating to Class I Shares to Rule 18f-3 Plan is filed herewith.

(p)(1)  The Code of Ethics for SEI Investments Company, as amended
          December 2001, is incorporated by reference to Exhibit
          (p)(1) of Post-Effective Amendment No. 9 of SEI Asset
          Allocation Trust's Registration Statement on Form N-1A
          (File Nos. 33-64875 and 811-7445), filed with the SEC on July 25, 2002.

(p)(2) The Code of Ethics for SEI Index Funds dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to SEI Institutional
          Managed Trust's Registration Statement on Form N-1A
          (File No. 33-9504), filed with the SEC on July 3, 2000.

(p)(3) The Code of Ethics for Mellon Bond Associates, LLP is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 7 to Registrant's
          Registration Statement on Form N-1A filed with the SEC on July 31, 2000.

(p)(4) The Code of Ethics for World Asset Management, LLC is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 7 of Registrant's
          Registration Statement on Form N-1A filed with the SEC on July 31, 2000.

(p)(5) The Code of Ethics for Barclays Global Fund Advisors is incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional
          Investment's Registration Statement on Form N-1A filed with the SEC on March 29, 2002.

(q)     Powers of Attorney for Robert A. Nesher, William M. Doran,
          Mark E. Nagle, F. Wendell Gooch, George J. Sullivan, Jr.,
          James M. Storey, Rosemarie B. Greco and Edward D. Loughlin are incorporated by reference to Exhibit (q) of Post-
          Effective Amendment No. 25 to Registrant's Registration
          Statement on Form N-1A filed with the SEC on July 27,
          2001.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement dated April 17, 1985 is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

SEI INVESTMENTS MANAGEMENT CORPORATION


    SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's S&P 500 Index Fund. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456.



    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Alfred P. West, Jr.              SEI Investments Company           Director, Chairman and CEO
  Chairman, CEO, Director

                                 SEI Investments Distribution Co.  Director and Chairman of the
                                                                     Board of Directors

                                 SEI Inc. (Canada)                 Director

                                 SEI Ventures, Inc.                Director, Chairman & President

                                 SEI Funds, Inc.                   CEO & Chairman of the Board of
                                                                     Directors

                                 SEI Global Investment Corp.       Director, CEO & Chairman

                                 SEI Capital AG                    Director, Chairman of the Board

                                 SEI Global Capital                Director, CEO & Chairman
                                   Investments, Inc.

                                 CR Financial Services Company     Director, Chairman of the Board

                                 SEI Insurance Group, Inc.         Director

                                 SEI Investments Mutual Fund       Chairman & CEO
                                   Services

                                 SEI Investments Fund Management   Chairman & CEO

                                 SEI Global Holdings (Cayman)      Chairman & CEO
                                   Inc.

                                 SEI Investments De Mexico         Director

                                 SEI Asset Korea                   Director

                                 SEI Venture Capital, Inc.         Director, Chairman, CEO

Carmen V. Romeo                  SEI Investments Company           Director, Executive Vice
  Director, Executive Vice                                           President, President --
  President                                                          Investment Advisory Group

                                 SEI Venture Capital, Inc.         Director

                                 SEI Investments Distribution Co.  Director

                                 SEI Trust Company                 Director

                                 SEI Investments, Inc.             Director, President

                                 SEI Ventures, Inc.                Director, Executive Vice
                                                                     President

                                 SEI Investments                   Director, President
                                   Developments, Inc.

                                 SEI Insurance Group, Inc.         Director

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Funds, Inc.                   Director, Executive Vice
                                                                     President

                                 SEI Global Investments Corp.      Executive Vice President

                                 SEI Global Capital Investments,   Executive Vice President
                                   Inc.

                                 SEI Primus Holding Corp.          Director, President

                                 CR Financial Services Company     Director

                                 SEI Investments Mutual Funds      Executive Vice President
                                   Services

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Private Trust Company         Director

Richard B. Lieb                  SEI Investments Company           Director, Executive Vice
  Director,                                                          President, President --
  Executive Vice                                                     Investment Systems & Services
  President                                                          Division

                                 SEI Investments Distribution Co.  Director, Executive Vice
                                                                     President

                                 SEI Trust Company                 Director & Chairman of the Board

                                 SEI Investments --                Director
                                   Global Fund Services Limited

                                 SEI Investments Mutual Fund       Executive Vice President
                                   Services

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Private Trust Company         Director

Edward Loughlin                  SEI Investments Company           Executive Vice President,
  Executive Vice                                                     President -- Asset Management
  President                                                          Division

                                 SEI Trust Company                 Director

                                 SEI Funds, Inc.                   Executive Vice President

                                 SEI Advanced Capital              Director, President
                                   Management, Inc.

                                 SEI Investments Mutual Fund       Executive Vice President
                                   Services

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Asset Korea                   Director

                                 SEI Investments Canada Company    Director

Dennis J. McGonigle              SEI Investments Company           Executive Vice President
  Executive Vice President

                                 SEI Investments Distribution Co.  Executive Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Mutual Fund       Senior Vice President
                                   Services

                                 SEI Investments Fund Management   Senior Vice President

Ed Daly                                         --                                --
  Senior Vice President,
  Managing Director

Carl A. Guarino                  SEI Investments Company           Senior Vice President
  Senior Vice President

                                 SEI Investments Distribution      Senior Vice President
                                   Company

                                 SEI Global Investments Corp.      Senior Vice President

                                 SEI Global Investments (Cayman)   Director
                                   Limited

                                 SEI Global Holdings (Cayman)      Director
                                   Inc.

                                 SEI Investments Argentina S.A.    Director

                                 SEI Investments De Mexico         Director

                                 SEI Investments (Europe) Ltd.     Director

                                 Quadrum S.A.                      Director

                                 SEI Asset Korea                   Director

                                 SEI Investments (South Africa)    Director, Chairman
                                   Limited

                                 CCF -- SEI Investments            Director

                                 SEI Venture Capital, Inc.         Executive Vice President

                                 SEI Investments -- Unit Trust     Director
                                   Management (UK) Limited

Robert S. Ludwig                 SEI Funds, Inc.                   Vice President
  Senior Vice President, CIO

                                 SEI Investments Mutual Fund       Vice President, Team Leader
                                   Services

                                 SEI Investments Fund Management   Vice President, Team Leader

Jack May                         SEI Investments Distribution Co.  Senior Vice President
  Senior Vice President

James V. Morris                                 --                                --
  Senior Vice President,
  Managing Director

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Steve Onofrio                                   --                                --
  Senior Vice President,
  Managing Director

Todd Cipperman                   SEI Investments Company           Senior Vice President, General
  Senior Vice President,                                             Counsel, Assistant Secretary
  General Counsel & Secretary

                                 SEI Investments Distribution Co.  Senior Vice President & General
                                                                     Counsel

                                 SEI Inc. (Canada)                 Senior Vice President, General
                                                                     Counsel & Assistant Secretary

                                 SEI Trust Company                 Senior Vice President, General
                                                                     Counsel & Assistant Secretary

                                 SEI Investments, Inc.             Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Ventures, Inc.                Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Investments                   Senior Vice President, General
                                   Developments, Inc.                Counsel & Secretary

                                 SEI Funds, Inc.                   Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Global Investments Corp.      Director, Senior Vice President,
                                                                     General Counsel & Secretary

                                 SEI Advanced Capital              Director, Senior Vice President,
                                   Management, Inc.                  General Counsel & Secretary

                                 SEI Investments Global            Director, General Counsel &
                                   Management (Cayman) Inc.          Secretary

                                 SEI Investments Global (Cayman),  Director, General Counsel,
                                   Limited                           Assistant Secretary

                                 SEI Global Capital Investments,   Senior Vice President, General
                                   Inc.                              Counsel & Secretary

                                 SEI Investments Global, Limited   Director

                                 SEI Primus Holding Corp.          Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Investments Mutual Fund       Senior Vice President, General
                                   Services                          Counsel & Secretary

                                 SEI Investments Fund Management   Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Global Holdings (Cayman)      Director, General Counsel,
                                   Inc.                              Assistant Secretary

                                 SEI Investments (Europe) Ltd.     Director

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Canada Company    Senior Vice President, General
                                                                     Counsel

                                 SEI Investments (South Africa)    Director
                                   Limited

                                 SEI Venture Capital, Inc.         Senior Vice President, General
                                                                     Counsel, Secretary

                                 SEI Investments Unit Trust (UK)   Director
                                   Limited

Kenneth Zimmer                                  --                                --
  Senior Vice President,
  Managing Director

John D. Anderson                 SEI Investments Distribution      Vice President & Managing
  Vice President & Managing        Company                           Director
  Director

Timothy D. Barto                 SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital Management,  Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

Jay Brown                                       --                                --
  Vice President

Kevin P. Robins                  SEI Investments Company           Senior Vice President
  Senior Vice President

                                 SEI Investments Distribution Co.  Senior Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Trust Company                 Director

                                 SEI Investments Limited (Cayman)  Director

                                 SEI Insurance Group, Inc.         Director

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 CR Financial Services Company     President

                                 SEI Global Holdings (Cayman)      Director, General Counsel,
                                   Inc.                              Secretary

Robert Crudup                    SEI Investments Company           Senior Vice President
  Vice President, Managing
  Director

                                 SEI Investments Distribution      Vice President, Managing
                                   Company                           Director

                                 SEI Investments Mutual Fund       Vice President, Managing
                                   Services                          Director

                                 SEI Investments Fund Management   Vice President, Managing
                                                                     Director

Richard A. Deak                  SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Developments,     Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

Melissa Doran Rayer                             --                                --
  Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Scott W. Dellorfano              SEI Investments Distribution      Vice President & Managing
  Vice President & Managing        Company                           Director
  Director

Scott C. Fanatico                SEI Investments Distribution      Vice President & Managing
  Vice President & Managing        Company                           Director
  Director

Michael Farrell                                 --                                --
  Vice President

Vic Galef                        SEI Investments Distribution      Vice President, Managing
  Vice President, Managing         Company                           Director
  Director

                                 SEI Investments Mutual Fund       Vice President, Managing
                                   Services                          Director

                                 SEI Investments Fund Management   Vice President, Managing
                                                                     Director

Steven A. Gardner                SEI Investments Distribution      Vice President & Managing
  Vice President & Managing        Company                           Director
  Director

Lydia A. Gavalis                 SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Developments,     Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Greg Gettinger                   SEI Investments Company           Vice President
  Vice President

                                 SEI Investments Distribution      Vice President
                                   Company

                                 SEI Trust Company                 Vice President

                                 SEI Investments, Inc.             Vice President

                                 SEI Ventures, Inc.                Vice President

                                 SEI Investments Developments,     Vice President
                                   Inc.

                                 SEI Funds, Inc.                   Vice President

                                 SEI Global Investments Corp.      Vice President

                                 SEI Venture Capital, Inc.         Vice President

                                 SEI Advanced Capital              Vice President
                                   Management, Inc.

                                 SEI Global Capital                Vice President
                                   Investments, Inc.

                                 SEI Primus Holding Corp.          Vice President

                                 SEI Investments Mutual Fund       Vice President
                                   Services

                                 SEI Investments Fund Management   Vice President

Susan R. Hartley                                --                                --
  Vice President

Kathy Heilig                     SEI Inc. (Canada)                 Vice President, Treasurer
  Vice President, Treasurer

                                 SEI Investments Company           Vice President, Treasurer, Chief
                                                                     Accounting Officer

                                 SEI Investments Distribution      Vice President
                                   Company

                                 SEI Investments, Inc.             Director, Vice President,
                                                                     Treasurer

                                 SEI Ventures, Inc                 Vice President, Treasurer

                                 SEI Investments Developments,     Director, Vice President,
                                   Inc.                              Treasurer

                                 SEI Insurance Group, Inc.         Vice President, Treasurer

                                 SEI Realty Capital Corporation    Vice President, Treasurer

                                 SEI Funds, Inc.                   Director, Vice President,
                                                                     Treasurer

                                 SEI Global Investments Corp.      Director, Vice President,
                                                                     Treasurer

                                 SEI Advanced Capital              Director, Vice President,
                                   Management, Inc.                  Treasurer

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Global (Cayman),  Vice President, Treasurer
                                   Limited

                                 SEI Investments Mutual Fund       Vice President, Treasurer
                                   Services

                                 SEI Investments Fund Management   Vice President, Treasurer

                                 SEI Global Holdings (Cayman)      Vice President, Treasurer
                                   Inc.

                                 SEI Global Investments            Director, Vice President &
                                                                     Treasurer

                                 SEI Primus Holding Corp.          Director, Vice President &
                                                                     Treasurer

                                 SEI Venture Capital, Inc.         Director, Vice President &
                                                                     Treasurer

Bridget Jensen                   SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Investments Mutual Fund       Vice President
                                   Services

John Kirk                        SEI Investments Distribution      Vice President, Managing
  Vice President & Managing        Company                           Director
  Director

Kim Kirk                         SEI Investments Distribution      Vice President, Managing
  Vice President, Managing         Company                           Director
  Director

                                 SEI Investments-Global Fund       Director
                                   Services Limited

                                 SEI Investments Mutual Fund       Vice President, Managing
                                   Services                          Director

                                 SEI Investments Fund Management   Vice President, Managing
                                                                     Director

John Krzeminski                  SEI Investments Distribution      Vice President, Managing
  Vice President, Managing         Company                           Director
  Director

                                 SEI Investments Mutual Fund       Vice President, Managing
                                   Services                          Director

                                 SEI Investments Fund Management   Vice President, Managing
                                                                     Director

Alan H. Lauder                   SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Global Investment Corp.       Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments (South Africa)    Director
                                   Limited

Paul Lonergan                    SEI Investments Distribution      Vice Presiden & Managing
  Vice President & Managing        Company                           Director
  Director

Vicki Malloy                     SEI Investments Mutual Fund       Vice President, Team Leader
  Vice President, Managing         Services
  Director

                                 SEI Investments Fund Management   Vice President, Team Leader

Ellen Marquis                    SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Global (Cayman),  Vice President
                                   Limited

Christine M. McCullough          SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital Management,  Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Trust Company                 Vice President

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Private Trust Company         General Counsel

Carolyn McLaurin                 SEI Investments Distribution      Vice President, Managing
  Vice President, Managing         Company                           Director
  Director

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Mutual Fund       Vice President, Managing
                                   Services                          Director

                                 SEI Investments Fund Management   Vice President, Managing
                                                                     Director

Roger Messina                    SEI Investments (Europe) Ltd.     Director
  Vice President

Robert Prucnal                                  --                                --
  Vice President

Daniel Spaventa                  SEI Investments Distribution      Vice President
  Vice President                   Company

Kathryn L. Stanton               SEI Investments Distribution Co.  Vice President
  Vice President

                                 CR Financial Services Company     Secretary, Treasurer

Sherry K. Vetterlein             SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global (Cayman),  Vice President, Assistant
                                   Limited                           Secretary

Mary Vogan                                      --                                --
  Vice President

Raymond B. Webster                              --                                --
  Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Susan R. West                                   --                                --
  Vice President, Managing
  Director

Lori L. White                    SEI Investments Distribution Co.  Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Company           Vice President, Assistant
                                                                     Secretary

                                 SEI Trust Company                 Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

Mark S. Wilson                                  --                                --
  Vice President

Wayne M. Withrow                 SEI Investments Company           Executive Vice President & Chief
  Senior Vice President                                              Investment Officer

                                 SEI Investments Distribution Co.  Senior Vice President

                                 SEI Investments Mutual Fund       Senior Vice President
                                   Services

                                 SEI Investments Fund Management   Senior Vice President

William E. Zitelli               SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution Co.  Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

    NAME AND POSITION WITH
      INVESTMENT ADVISER              NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Developments,     Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital Management,  Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Global Capital Investments,   Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Mutual Fund       Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary



BARCLAYS GLOBAL FUND ADVISORS



    Barclays Global Fund Advisors ("BGFA") is the sub-adviser for the Registrant's S&P 500 Index Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
Patricia C. Dunn                  Barclays Global Investors, N.A.    Director
  Director and Managing             ("BGI")
  Director

Garrett Bouton                    BGI                                Director
  Chairman, Director and CEO

Andrea Zulberti                   BGI                                Chief Administrative Officer
  Director and Chief
  Administrative Officer

Allison Davis                     BGI                                Chief Financial Officer
  Chief Financial Officer

MELLON BOND ASSOCIATES, LLP


    Mellon Bond Associates, LLP ("Mellon Bond") is the Adviser to the Registrant's Bond Index Fund. The principal business address of Mellon Bond is One Mellon Center, Suite 5400, Pittsburgh, Pennsylvania, 15258-0001. Mellon Bond is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
Ronald Philip O'Hanley, III       Mellon Growth Advisors, LLC        Board Member
  Executive Committee               Boston, MA
  Member, Chairman

                                  Standish Mellon Asset Management   Board Member
                                    Holdings, LLC
                                    Boston, MA

                                  Standish-Mellon Asset Management   Board Member
                                    Company, LLC
                                    Boston, MA

                                  Mellon Bank, N.A.                  Vice Chairman
                                    Pittsburgh, PA

                                  Mellon Global Investing            Director, Chairman
                                    Corporation                        Chief Exec. Officer
                                    Pittsburgh, PA

                                  Mellon Financial Corporation       Vice Chairman
                                    Pittsburgh, PA

                                  Pareto Partners                    Partner Representative
                                    New York, NY

                                  Buck Consultants, Inc.             Director
                                    New York, NY

                                  Newton Management LTD (UK)         Executive Committee
                                    London, England                    Member, Director

                                  Mellon Asset Management (Japan)    Non-Resident Director
                                    Co., LTD
                                    Tokyo, Japan

                                  Franklin Portfolio                 Director
                                    Holdings, Inc.
                                    Boston, MA

                                  Boston Safe Advisors, Inc          Chairman Director
                                    Boston, MA

                                  Franklin Portfolio Associates,     Director
                                    LLC
                                    Boston, MA

                                  The Dreyfus Corporation            Director Vice Chairman
                                    New York, NY

    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
                                  TBCAM Holdings, Inc.               Director
                                    Boston, MA

                                  The Boston Company Asset           Chairman Director
                                    Management, LLC
                                    Boston, MA

                                  Pareto Partners                    Partner Representative
                                    London, England

                                  Mellon Capital Management          Director
                                    Corporation
                                    San Francisco, CA

                                  Certus Asset Advisors              Director
                                    Corporation
                                    San Francisco, CA

                                  Mellon Equity Associates, LLP      Executive Committee
                                    Pittsburgh, PA                     Member, Chairman

                                  Mellon-France Corporation          Director
                                    Pittsburgh, PA

William F. Adam                                  --                                 --
  CEO, Executive Committee
  Member

John K. Milne                                    --                                 --
  CIO, Executive Committee
  Member

Stephen Edward Canter             Mellon Equity Associates, LLP      Executive Committee Member
  Executive Committee Member        Pittsburgh, PA

                                  The Dreyfus Corporation            Chairman, CEO, COO
                                    New York, NY

                                  Newton Management LTD (UK)         Director
                                    London, England

                                  Franklin Portfolio Associates,     Director
                                    LLC
                                    Boston, MA

                                  Franklin Portfolio Holdings,       Director
                                    Inc.
                                    Boston, MA

                                  The Boston Company Asset           Director
                                    Management, LLC
                                    Boston, MA

                                  TBCAM Holdings, LLC                Director
                                    Boston, MA

    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
                                  Mellon Capital Management          Director
                                    Corporation
                                    San Francisco, CA

                                  Dreyfus Investment                 Chairman/President
                                    Advisors, Inc.
                                    New York, NY

                                  Founders Asset Management, LLC     Board of Managers Member

                                  The Dreyfus Trust Company          Chairman/President/CEO/ Director
                                    New York, NY

                                  Mellon Financial Corporation       Vice Chairman
                                    Pittsburgh, PA

John J. Nagorniak                 Mellon Equity Associates, LLP      Executive Committee
  Executive Committee Member        Pittsburgh, PA                     Member, Vice President

                                  Certus Asset Advisors              Director
                                    Corporation
                                    San Francisco, CA

                                  TBCAM Holdings, LLC                Director
                                    Boston, MA

                                  Mellon Capital Management          Director
                                    Corporation
                                    San Francisco, CA

                                  Franklin Portfolio                 Chairman/Director
                                    Holdings, Inc.
                                    Boston, MA

                                  Franklin Portfolio Associates,     Chairman
                                    LLC
                                    Boston, MA

                                  Mellon Growth Advisors, LLC        Director
                                    Boston, MA

                                  Standish-Mellon Asset Management   Member of Board of
                                    Company, LLC                       Managers
                                    Boston, MA

James Milton Gockley              Mellon Equity Associates, LLP      Executive Committee
  Executive Committee Member,       Pittsburgh, PA                     Member, Vice President
  Vice
  President

                                  Mellon Securities Trust Company    Vice President
                                    New York, NY

                                  Mellon Accounting                  Vice President
                                    Services, Inc.
                                    Pittsburgh, PA

    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
                                  Mellon Capital Management,         Vice President
                                    Corporation
                                    San Francisco, CA

                                  Mellon-France Corporation          Vice President
                                    Pittsburgh, PA

                                  Mellon Financial Corporation       Assistant General Counsel
                                    Pittsburgh, PA

                                  Mellon Bank, N.A.                  Assistant Secretary
                                    Pittsburgh, PA


ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                 July 15, 1982
SEI Liquid Asset Trust                 November 29, 1982
SEI Tax Exempt Trust                   December 3, 1982
SEI Institutional Managed Trust        January 22, 1987
SEI Institutional International Trust  August 30, 1988
The Advisors' Inner Circle Fund        November 14, 1991
STI Classic Funds                      May 29, 1992
The Arbor Fund                         January 28, 1993
Bishop Street Funds                    January 27, 1995
STI Classic Variable Trust             August 18, 1995
SEI Asset Allocation Trust             April 1, 1996
SEI Institutional Investments Trust    June 14, 1996
HighMark Funds                         February 15, 1997
Armada Funds                           March 8, 1997
Expedition Funds                       June 9, 1997
Alpha Select Funds                     January 1, 1998
Oak Associates Funds                   February 27, 1998
The Nevis Fund, Inc.                   June 29, 1998
CNI Charter Funds                      April 1, 1999
The Armada Advantage Fund              May 1, 1999
Amerindo Funds Inc.                    July 13, 1999
iShares Inc.                           January 28, 2000
SEI Insurance Products Trust           March 29, 2000
iShares Trust                          April 25, 2000
Pitcairn Funds                         August 1, 2000
First Focus Funds, Inc.                October 1, 2000
JohnsonFamily Funds, Inc.              November 1, 2000

The MDL Funds                          January 24, 2001
Causeway Capital Management Trust      September 20, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                               POSITIONS AND OFFICES WITH
NAME                    POSITION AND OFFICE WITH UNDERWRITER           REGISTRANT
----                    ------------------------------------   --------------------------
Alfred P. West, Jr.     Director, Chairman of the Board of                --
                          Directors

Richard B. Lieb         Director, Executive Vice President                --

Carmen V. Romeo         Director                                          --

Mark J. Held            President & Chief Operating Officer               --

Dennis J. McGonigle     Executive Vice President                          --

Robert M. Silvestri     Chief Financial Officer & Treasurer

Todd Cipperman          Senior Vice President & General        Vice President & Assistant
                          Counsel                                Secretary

Carl A. Guarino         Senior Vice President                             --

Jack May                Senior Vice President                             --

Kevin P. Robins         Senior Vice President                             --

Patrick K. Walsh        Senior Vice President                             --

Wayne M. Withrow        Senior Vice President                             --

John D. Anderson        Vice President & Managing Director                --

Robert Aller            Vice President                                    --

Timothy D. Barto        Vice President & Assistant Secretary   Vice President & Assistant
                                                                 Secretary

Robert Crudup           Vice President & Managing Director                --

Richard A. Deak         Vice President & Assistant Secretary              --

Scott W. Dellorfano     Vice President & Managing Director                --

Barbara Doyne           Vice President                                    --

Jeff Drennen            Vice President                                    --

Scott C. Fanatico       Vice President & Managing Director                --

Vic Galef               Vice President & Managing Director                --

Steven A. Gardner       Vice President & Managing Director                --

Lydia A. Gavalis        Vice President & Assistant Secretary   Vice President & Assistant
                                                                 Secretary

                                                               POSITIONS AND OFFICES WITH
NAME                    POSITION AND OFFICE WITH UNDERWRITER           REGISTRANT
----                    ------------------------------------   --------------------------
Greg Gettinger          Vice President & Assistant Secretary              --

Kathy Heilig            Vice President                                    --

Jeff Jacobs             Vice President                                    --

Bridget Jensen          Vice President                                    --

Samuel King             Vice President                                    --

John Kirk               Vice President & Managing Director                --

Kim Kirk                Vice President & Managing Director                --

John Krzeminski         Vice President & Managing Director                --

Karen LaTourette        Secretary                                         --

Paul Lonergan           Vice President & Managing Director                --

Ellen Marquis           Vice President                                    --

Alan H. Lauder          Vice President                                    --

Christine M.            Vice President & Assistant Secretary   Vice President & Assistant
McCullough                                                       Secretary

Carolyn McLaurin        Vice President & Managing Director                --

John C. Munch           Vice President & Assistant Secretary   Vice President &
                                                                 Assistant Secretary

Mark Nagle              Vice President                                    --

Joanne Nelson           Vice President                                    --

Rob Redican             Vice President                                    --

Maria Rinehart          Vice President                                    --

Steve Smith             Vice President                                    --

Daniel Spaventa         Vice President                                    --

Kathryn L. Stanton      Vice President                                    --

Lori L. White           Vice President & Assistant Secretary              --

William E. Zitelli,     Vice President & Assistant Secretary   Vice President & Assistant
Jr.                                                              Secretary

Sherry K. Vetterlein    Vice President & Assistant Secretary   Vice President & Assistant
                                                                 Secretary


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

    (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
       (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian for those portfolios:

               First Union National Bank
               Institutional Custody Group - PA4942
               123 S. Broad Street
               Philadelphia, PA 19109


    (b) With respect to Rules 31a-1(a); 31a-1(b)(1), (2)(C) and (D); (4); (5);
       (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

               SEI Investments Fund Management
               One Freedom Valley Drive
               Oaks, PA 19456

    (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser for those portfolios:


                S&P 500 INDEX FUND                     BOND INDEX FUND
                SEI Investments Management             Mellon Bond Associates, LLP
                  Corporation                          One Mellon Bank Center
                One Freedom Valley Drive               Suite 5400
                Oaks, PA 19456                         Pittsburgh, PA 15258-0001

                Barclays Global Fund Advisors
                45 Fremont Street
                San Francisco, CA 94105


ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Index Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to Registration Statement No. 2-97111 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of July, 2002.


                                                       SEI INDEX FUNDS

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                                       Edward D. Loughlin,
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                                    *
     -------------------------------------------       Trustee                           July 29, 2002
                 Rosemarie B. Greco

                                    *
     -------------------------------------------       Trustee                           July 29, 2002
                  William M. Doran

                                    *
     -------------------------------------------       Trustee                           July 29, 2002
                  F. Wendell Gooch

                                    *
     -------------------------------------------       Trustee                           July 29, 2002
               George J. Sullivan, Jr.

                                    *
     -------------------------------------------       Trustee                           July 29, 2002
                   James M. Storey

                                    *
     -------------------------------------------       Trustee                           July 29, 2002
                  Robert A. Nesher

                   /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President & Chief Executive       July 29, 2002
                 Edward D. Loughlin                      Officer

                       /s/ JAMES R. FOGGO
     -------------------------------------------       Controller & Chief Financial      July 29, 2002
                   James R. Foggo                        Officer


*By:                 /s/ EDWARD D. LOUGHLIN
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY-IN-FACT

                               INDEX TO EXHIBITS


      EXHIBITS
---------------------
EX-99.B(a)(1)           Declaration of Trust as originally filed as Exhibit (1) with
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the Securities and Exchange
                          Commission ("SEC") on April 17, 1985 is incorporated
                          herein by reference to Exhibit (1)(a) of Post-Effective
                          Amendment No. 20 filed with the SEC on July 29, 1997.
EX-99.B(a)(2)           Written Instrument Amending the Agreement and Declaration of
                          Trust dated April 8, 1987 is incorporated herein by
                          reference to Exhibit (1)(b) of Post-Effective Amendment
                          No. 20 filed with the SEC on July 29, 1997.
EX-99.B(a)(3)           Written Instrument Amending the Declaration of Trust dated
                          December 23, 1988 is incorporated herein by reference to
                          Exhibit (1)(c) of Post-Effective Amendment No. 20 filed
                          with the SEC on July 29, 1997.
EX-99.B(b)(1)           By-Laws as originally filed as Exhibit (2) with Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on April 17, 1985 are incorporated
                          herein by reference to Exhibit (2)(a) of Post-Effective
                          Amendment No. 20 filed with the SEC on July 29, 1997.
EX-99.B(b)(2)           Amended By-Laws are incorporated herein by reference to
                          Exhibit (2)(b) of Post-Effective Amendment No. 20 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 29, 1997.
EX-99.B(b)(3)           Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
                          No. 25 to Registrant's Registration Statement on
                          Form N-1A (File No. 2-97111) filed with the SEC on
                          July 27, 2001.
EX-99.B(d)(1)           Investment Administrator Agreement with Manufacturers
                          National Bank of Detroit, dated July 25, 1986, as
                          originally filed with Post-Effective Amendment No. 12 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 11, 1990 is
                          incorporated herein by reference to Exhibit (5)(a) of
                          Post-Effective Amendment No. 20 filed with the SEC on
                          July 29, 1997.
EX-99.B(d)(2)           Investment Administration Agreement with Woodbridge Capital
                          Management, Inc. as originally filed with Post-Effective
                          Amendment No. 15 to Registrant's Registration Statement on
                          Form N-1A (File No. 2-97111) filed with the SEC on
                          July 29, 1993 is incorporated herein by reference to
                          Exhibit (5)(b) of Post-Effective Amendment No. 19 filed
                          with the SEC on May 31, 1996.
EX-99.B(d)(3)           Investment Advisory Agreement with World Asset Management is incorporated herein by reference to Exhibit (5)(c) of
                          Post-Effective Amendment No. 17 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1995.
EX-99.B(d)(4)           Investment Advisory Agreement with Mellon Bond Associates is incorporated herein by reference to Exhibit (5)(d) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(d)(5)           Form of Amended and Restated Investment Advisory Agreement
                          by and between SEI Index Funds and World Asset Management, dated December 9, 1996, is incorporated herein by
                          reference to Exhibit (5)(e) of Post-Effective Amendment
                          No. 20 filed with the SEC on July 29, 1997.

      EXHIBITS
---------------------
EX-99B(d)(6)            Investment Advisory Agreement by and between S&P 500 Index
                          Fund and SEI Investments Management Corporation, dated
                          November 18, 1998, is herein incorporated by reference to
                          Exhibit (d)(6) of Post-Effective Amendment No. 23 of the
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 29, 1999.
Ex-99B(d)(7)            Investment Sub-Advisory Agreement by and between SEI
                          Investments Management Corporation and World Asset
                          Management, LLC, dated November 18, 1998, is herein
                          incorporated by reference to Exhibit (d)(7) of
                          Post-Effective Amendment No. 23 of the Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 29, 1999.
EX-99B(d)(8)            Investment Sub-Advisory Agreement by and between SEI
                          Investments Management Corporation and Barclays Global
                          Fund Advisors, dated January 10, 2002, is filed herewith.
EX-99.B(e)(1)           Distribution Agreement with SEI Financial Services Company as originally filed with Pre-Effective Amendment No. 2 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 12, 1985 is
                          incorporated herein by reference to Exhibit (6)(a) of
                          Post-Effective Amendment No. 19 filed with the SEC on
                          May 31, 1996.
EX-99.B(e)(2)           Amended and Restated Distribution Agreement with SEI
                          Financial Services Company is incorporated by reference to
                          Exhibit (6)(b) of Post-Effective Amendment No. 18 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on December 28, 1995.
EX-99.B(f)              Not Applicable
EX-99.B(g)(1)           Custodian Agreement with Manufacturers National Bank of
                          Detroit as originally filed with Pre-Effective Amendment
                          No. 2 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-97111) filed with the SEC on July 12, 1985 is
                          incorporated herein by reference to Exhibit (8)(a) of
                          Post-Effective Amendment No. 20 filed with the SEC on
                          July 29, 1997.
EX-99.B(g)(2)           Amendment to the Custodian Agreement, dated January 3, 1986, is incorporated herein by reference to Exhibit (8)(b) of
                          Post-Effective Amendment No. 20 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 29, 1997.
EX-99.B(g)(3)           Custodian Agreement with First Union National Bank dated   ,
                          2002 is filed herewith.
EX-99.B(h)(1)           Management Agreement by and between TrustFunds Equity Index
                          Funds and SEI Financial Management Corporation is
                          incorporated herein by reference to Exhibit (9)(a) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(h)(2)           Management Agreement by and between TrustFunds Equity Index
                          Funds and SEI Financial Management Corporation is
                          incorporated herein by reference to Exhibit (9)(b) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(h)(3)           Class A Shareholder Service Plan and Agreement is
                          incorporated herein by reference to Exhibit (9)(c) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(h)(4)           Class E Shareholder Service Plan and Agreement is
                          incorporated herein by reference to Exhibit (9)(d) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.

      EXHIBITS
---------------------
EX-99.B(h)(5)           Consent to Assignment and Assumption of the Administration
                          Agreement between the Trust and SEI Financial Management
                          Corporation to SEI Fund Management is herein incorporated
                          by reference to Exhibit (h)(5) of Post-Effective Amendment
                          No. 23 of the Registrant's Registration Statement on
                          Form N-1A (File No. 2-97111) filed with the SEC on
                          July 29, 1999.
EX-99.B(h)(6)           Class I Shareholder Service Plan and Agreement is filed
                          herewith.
EX-99.B(h)(7)           Class I Administrative Service Plan and Agreement is filed herewith.
EX-99.B(i)              Opinion and Consent of Counsel is filed herewith.
EX-99.B(j)              Not Applicable
EX-99.B(k)              Not Applicable
EX-99.B(l)              Not Applicable
EX-99.B(m)(1)           Distribution Plan with SEI Financial Services Company as
                          originally filed with Pre-Effective Amendment No. 1 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on June 14, 1985 is
                          incorporated herein by reference to Exhibit (15)(a) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(m)(2)           Distribution Plan is incorporated by reference to
                          Exhibit (15)(b) of Post-Effective Amendment No. 18 to
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on December 28, 1995.
EX-99.B(m)(3)           Amended and Restated Class E Distribution Plan is
                          incorporated herein by reference to Exhibit (15)(c) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(n)              Not Applicable
EX-99.B(o)(1)           Rule 18f-3 Plan is incorporated herein by reference to
                          Exhibit (18)(a) of Post-Effective Amendment No. 18 to
                          Registrant's Registration Statement on Form N-1A
                          (File No. 2-97111) filed with the SEC on December 28,
                          1995.
EX-99.B(o)(2)           Amendment No. 1 to Rule 18f-3 Plan relating to Class A and E shares is incorporated herein by reference to
                          Exhibit (18)(b) of Post-Effective Amendment No. 19 to
                          Registrant's Registration Statement on Form N-1A (File No.
                          2-97111) filed with the SEC on May 31, 1996.
EX-99.B(o)(3)           Certificate of Class Designation relating to Class I Shares to Rule 18f-3 Plan is filed herewith.
EX-99.B(p)(1)           The Code of Ethics for SEI Investments Company, as amended
                          December 2001, is incorporated by reference to
                          Exhibit (p)(1) of Post-Effective Amendment No. 9 of SEI
                          Asset Allocation Trust's Registration Statement on
                          Form N-1A (File Nos. 33-64875 and 811-7445), filed with
                          the SEC on July 25, 2002.
EX-99.B(p)(2)           The Code of Ethics for SEI Index Funds dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of
                          Post-Effective Amendment No. 33 to SEI Institutional
                          Managed Trust's Registration Statement on Form N-1A (File
                          No. 33-9504), filed with the SEC on July 3, 2000.
EX-99.B(p)(3)           The Code of Ethics for Mellon Bond Associates, LLP is
                          incorporated by reference to Exhibit (p)(3) of
                          Post-Effective Amendment No. 7 to Registrant's
                          Registration Statement on Form N-1A filed with the SEC on
                          July 31, 2000.
EX-99.B(p)(4)           The Code of Ethics for World Asset Management, LLC is
                          incorporated by reference to Exhibit (p)(4) of
                          Post-Effective Amendment No. 7 of Registrant's
                          Registration Statement on Form N-1A filed with the SEC on
                          July 31, 2000.

      EXHIBITS
---------------------
EX-99.B(p)(5)           The Code of Ethics for Barclays Global Fund Advisors is
                          incorporated by reference to Exhibit (p)(42) of
                          Post-Effective Amendment No. 9 to SEI Institutional
                          Investment's Registration Statement on Form N-1A filed
                          with the SEC on March 29, 2002.
EX-99.B(q)              Powers of Attorney for Robert A. Nesher, William M. Doran,
                          Mark E. Nagle, F. Wendell Gooch, George J. Sullivan, Jr.,
                          James M. Storey, Rosemarie B. Greco and Edward D.
                          Loughlin are incorporated by reference to Exhibit (q) of
                          Post-Effective Amendment No. 25 to Registrant's
                          Registration Statement on Form N-1A filed with the SEC on
                          July 27, 2001.